Expense by Nature	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Expense by Nature
10	Expense by nature

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 10.1)	14,145,207	16,402,993	15,080,319
Loan origination and servicing expenses	7,091,078	5,712,598	3,667,962
Promotion and advertising expenses	1,221,762	1,685,847	1,525,797
Outsourcing service expenses	1,333,342	1,355,273	1,391,292
Payment processing expenses	1,204,712	1,197,869	1,134,905
Trust management fee	504,428	1,078,380	1,251,761
Depreciation of right-of-use assets (Note 25)	604,018	608,889	578,014
Taxes and surcharges	380,460	534,647	568,826
Business entertainment expenses	769,834	619,328	389,369
Depreciation of property and equipment (Note 23)	226,862	193,511	177,799
Audit fees	49,618	42,376	39,271
Amortization of intangible assets (Note 24)	31,831	22,234	15,325
Listing expenses	—	—	11,418
Others	1,049,327	740,039	1,057,293

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	28,612,479	30,193,984	26,889,351

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Sales and marketing expense
Borrower acquisition expenses	11,506,402	10,119,525	7,865,407
General sales and marketing expenses	5,402,999	6,637,150	6,653,847
Investor acquisition and retention expenses	819,888	676,984	301,092
Referral expenses from platform service	84,268	559,413	936,570

	17,813,557	17,993,072	15,756,916

10.1	Employee benefit expenses

(a)	Employee benefit expenses are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	10,764,239	11,681,753	10,163,216
Other social security costs, housing benefits and other employee benefits	2,787,803	3,157,771	3,293,366
Pension costs – defined contribution plans	427,917	1,430,074	1,577,818
Share-based payment (Note 43)	165,248	133,395	45,919

	14,145,207	16,402,993	15,080,319

(b)	Five highest paid individuals
The five individuals whose emoluments excluding share-based payment were the highest in the Group for the years ended December 31, 2020, 2021 and 2022 include four, three and two directors, whose emoluments are reflected in the analysis shown in Note 47. The emoluments payable to the remaining one, two and three individuals during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	4,600	12,294	10,044
Other social security costs, housing benefits and other employee benefits	1,515	2,132	2,819
Pension costs – defined contribution plans	—	57	149

	6,115	14,483	13,012

The emoluments fell within the following bands:

	Year ended December 31,
	2020	2021	2022
Emolument bands (in RMB’000)
1,000 – 5,000	—	—	2
5,001 – 10,000	1	2	1

	1	2	3